Segment information (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Percentage of sales and revenues	10.00%								10.00%
External sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Percentage of property, plant and equipment											10.00%
Net property, plant and equipment	16,461				14,395				16,461	14,395	12,539
Inside United States
Segment Reporting Information
External sales and revenues									20,305	18,004	13,674
Net property, plant and equipment	8,573				7,388				8,573	7,388	6,427
Outside the United States
Segment Reporting Information
External sales and revenues									45,570	42,134	28,914
Net property, plant and equipment	7,888				7,007				7,888	7,007	6,112
Japan
Segment Reporting Information
Net property, plant and equipment											1,266
Australia
Segment Reporting Information
External sales and revenues									$ 6,822